FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS [Lineitems]
Schedule of change in the fair value of warrants to purchase convertible preferred shares liability
The change in the fair value of warrants to purchase convertible preferred shares liability is summarized below:

	Balance at beginning of period	Issuance of warrants to purchase preferred share	Exercise of warrants to purchase preferred share	Change in fair value	Conversion to Warrants to purchase ordinary share following IPO	Balance at end of period
December 31, 2012	$328	$1,008	$—	$832	$—	$2,168
December 31, 2013	$2,168	$62	$—	$1,111	$—	$3,341
December 31, 2014	$3,341	$5,794	$(2,804)	$(776)	$(5,555)	$—

Warrants to purchase series C convertible preferred share [Member]
FAIR VALUE MEASUREMENTS [Lineitems]
Schedule of assumptions used to estimate the value of the warrants to purchase convertible preferred shares
The following assumptions were used to estimate the value of the warrants to purchase series C convertible preferred share:

	December 31, 2013	September 17, 2014 (conversion date)
Expected volatility	70%	70%
Risk-free rate	0.1%	0.1%
Dividend yield	0%	0%
Expected term (in years)	1.25	-

Warrants to purchase series D convertible preferred shares [Member]
FAIR VALUE MEASUREMENTS [Lineitems]
Schedule of assumptions used to estimate the value of the warrants to purchase convertible preferred shares
The following assumptions were used to estimate the value of the warrants to purchase series D convertible preferred shares:

	September 24, 2013 (issuance date)	December 31, 2013	September 11, 2014 (IPO date)
Expected volatility	70%	70%	70%
Risk-free rate	0.2%	0.1%	1.7%
Dividend yield	0%	0%	0%
Expected term (in years)	1.5	1.25	4.8

Warrants to purchase series E convertible preferred shares [Member]
FAIR VALUE MEASUREMENTS [Lineitems]
Schedule of assumptions used to estimate the value of the warrants to purchase convertible preferred shares
The following assumptions were used to estimate the value of the warrants to purchase series E convertible preferred shares:

	June 26, 2014 (issuance date)	September 11, 2014 (IPO date)
Expected volatility	70%	70%
Risk-free rate	0.1%	1.4%
Dividend yield	0%	0%
Expected term (in years)	4.0	3.8